PROVISIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROVISIONS [abstract]
Balance at beginning of year	¥ 36,918	¥ 33,115	¥ 29,613
Provision for the year	1,627	3,420	2,899
Accretion expenses	1,501	1,057	1,081
Utilized for the year	(467)	(843)	(599)
Exchange adjustments	(172)	169	121
Balance at end of year	¥ 39,407	¥ 36,918	¥ 33,115